PSF PGIM JENNISON GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.6%
Common Stocks
Automobiles — 5.5%
Tesla, Inc.*(a)	250,517	$194,270,923
Biotechnology — 0.4%
BioNTech SE (Germany), ADR*(a)	50,369	13,750,233
Capital Markets — 1.5%
Goldman Sachs Group, Inc. (The)	63,196	23,889,984
S&P Global, Inc.(a)	66,282	28,162,559
		52,052,543
Entertainment — 3.9%
Netflix, Inc.*	166,557	101,656,399
ROBLOX Corp. (Class A Stock)*(a)	239,672	18,107,220
Sea Ltd. (Taiwan), ADR*	57,237	18,243,149
		138,006,768
Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	99,764	44,828,953
Health Care Equipment & Supplies — 2.5%
Danaher Corp.	137,541	41,872,982
Dexcom, Inc.*	51,959	28,414,299
Intuitive Surgical, Inc.*	18,790	18,680,078
		88,967,359
Health Care Providers & Services — 0.7%
UnitedHealth Group, Inc.	64,005	25,009,314
Hotels, Restaurants & Leisure — 2.9%
Airbnb, Inc. (Class A Stock)*	257,755	43,238,401
Chipotle Mexican Grill, Inc.*	26,079	47,399,104
Marriott International, Inc. (Class A Stock)*	75,341	11,157,249
		101,794,754
Interactive Media & Services — 13.2%
Alphabet, Inc. (Class A Stock)*	40,389	107,980,799
Alphabet, Inc. (Class C Stock)*	38,637	102,979,583
Facebook, Inc. (Class A Stock)*	367,097	124,589,051
Match Group, Inc.*(a)	302,370	47,469,066
Snap, Inc. (Class A Stock)*	1,011,383	74,710,862
ZoomInfo Technologies, Inc. (Class A Stock)*	111,577	6,827,397
		464,556,758
Internet & Direct Marketing Retail — 7.9%
Amazon.com, Inc.*	70,320	231,004,013
MercadoLibre, Inc. (Argentina)*	27,687	46,497,548
		277,501,561
IT Services — 18.1%
Adyen NV (Netherlands), 144A*	25,862	72,186,888
Mastercard, Inc. (Class A Stock)	167,263	58,154,000
Okta, Inc.*	85,018	20,178,172
PayPal Holdings, Inc.*	261,858	68,138,070
Shopify, Inc. (Canada) (Class A Stock)*	110,310	149,556,092
Snowflake, Inc. (Class A Stock)*	82,071	24,820,733
Square, Inc. (Class A Stock)*	366,330	87,860,587
Twilio, Inc. (Class A Stock)*	183,735	58,620,652
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Visa, Inc. (Class A Stock)(a)	438,831	$97,749,605
		637,264,799
Multiline Retail — 1.4%
Target Corp.	213,887	48,930,929
Personal Products — 1.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	205,227	61,553,734
Pharmaceuticals — 1.7%
Eli Lilly & Co.	265,264	61,289,247
Road & Rail — 1.4%
Uber Technologies, Inc.*	1,135,925	50,889,440
Semiconductors & Semiconductor Equipment — 5.9%
NVIDIA Corp.	758,494	157,129,617
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	445,436	49,732,930
		206,862,547
Software — 16.4%
Adobe, Inc.*	210,905	121,422,227
Atlassian Corp. PLC (Class A Stock)*	138,142	54,071,542
Crowdstrike Holdings, Inc. (Class A Stock)*	227,375	55,884,228
DocuSign, Inc.*	147,628	38,003,876
HubSpot, Inc.*	27,783	18,783,808
Microsoft Corp.	566,809	159,794,793
salesforce.com, Inc.*	283,724	76,951,623
Trade Desk, Inc. (The) (Class A Stock)*	435,038	30,583,171
Workday, Inc. (Class A Stock)*	92,299	23,064,597
		578,559,865
Specialty Retail — 2.8%
Carvana Co.*(a)	122,682	36,993,530
Home Depot, Inc. (The)	107,119	35,162,883
TJX Cos., Inc. (The)	425,757	28,091,447
		100,247,860
Technology Hardware, Storage & Peripherals — 4.6%
Apple, Inc.	1,147,883	162,425,445
Textiles, Apparel & Luxury Goods — 5.7%
Kering SA (France)	59,458	42,339,401
Lululemon Athletica, Inc.*	109,435	44,288,344
LVMH Moet Hennessy Louis Vuitton SE (France)	89,095	63,652,939
NIKE, Inc. (Class B Stock)	340,189	49,405,648
		199,686,332

Total Long-Term Investments (cost $1,373,423,013)		3,508,449,364
Short-Term Investments — 7.0%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	8,966,516	8,966,516
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PSF PGIM JENNISON GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Affiliated Mutual Funds (continued)
PGIM Institutional Money Market Fund (cost $237,004,966; includes $236,993,174 of cash collateral for securities on loan)(b)(wa)	237,273,486	$237,131,122

Total Short-Term Investments (cost $245,971,482)		246,097,638

TOTAL INVESTMENTS—106.6% (cost $1,619,394,495)		3,754,547,002

Liabilities in excess of other assets — (6.6)%		(231,392,290)

Net Assets — 100.0%		$3,523,154,712

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $231,185,496; cash collateral of $236,993,174 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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